Capital Stock and Changes in Capital Accounts, textuals (Details) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended
	Jul. 31, 2019 $ / shares shares	Jan. 31, 2019 USD ($) $ / shares shares	Dec. 16, 2019 $ / shares shares	Oct. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Class Of Stock [Line Items]
Cash dividends on preferred stock | $							$ 5,769	$ 5,769	$ 5,769
Payments for Repurchase of Common Stock | $							49,679	15,157	0
Proceeds from issuance of stock, net of expenses | $							$ 960	$ 0	77,311
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized							25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share | $ / shares							$ 0.01	$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized							1,000,000	1,000,000
Preferred Stock, Shares Issued							0	0
Preferred Stock, Shares Outstanding							0	0
Preferred Stock [Member] | Series B Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized							5,000,000	5,000,000
Preferred Stock Par Or Stated Value Per Share | $ / shares							$ 0.01	$ 0.01
Preferred Stock, Shares Issued							2,600,000	2,600,000
Preferred Stock, Shares Outstanding							2,600,000	2,600,000
Shares Issued Price Per Share | $ / shares							$ 25	$ 25
Preferred Stock Liquidation Preference Per Share | $ / shares							$ 25	$ 25
Preferred Stock Voting Rights							Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred Stock Dividend Rate Percentage							8.875%
Preferred Stock Dividend Rate Per Dollar Amount | $ / shares							$ 2.21875
Cash dividends on preferred stock | $							$ 5,769	$ 5,769	$ 5,769
Preferred Stock, Redemption Price Per Share | $ / shares							$ 25
Preferred Stock [Member] | Series C Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized							10,675
Stock Issued During Period Shares New Issues		10,675					10,675
Preferred Stock Par Or Stated Value Per Share | $ / shares		$ 0.01					$ 0.01
Preferred Stock, Shares Issued							10,675
Preferred Stock, Shares Outstanding							10,675
Preferred Stock Liquidation Preference Per Share | $ / shares							$ 0
Preferred Stock Voting Rights							The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company.
Cash dividends on preferred stock | $							$ 0
Proceeds from issuance of preferred stock | $		$ 1,066
Preferred Stock Number Of Voting Rights							1,000
Proceeds from issuance of stock, net of expenses | $		$ 960
Common Stock [Member]
Class Of Stock [Line Items]
Stock Issued During Period Shares New Issues									20,125,000
Shares Issued Price Per Share | $ / shares									$ 4
Proceeds from Issuance of Common Stock | $									$ 77,311
Stock repurchased and retired, shares	2,000,000		2,739,726	2,816,900	3,125,000	3,889,386	14,571,012	4,166,666
Treasury Stock Acquired, Average Cost Per Share | $ / shares	$ 3.75		$ 3.65	$ 3.55	$ 3.4	$ 2.8		$ 3.6
Payments for Repurchase of Common Stock | $							$ 49,679	$ 15,157
Common Stock [Member] | Directors And Officers [Member]
Class Of Stock [Line Items]
Stock Issued During Period Shares New Issues									5,500,000